LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE - Changes in the loss allowance of loan recognized (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		¥ (2,190,575)
Changes on initial application of ASU 2016-13	¥ 404,174	179,947			$ 27,465
Additions	(326,204)	(68,578)	¥ (398,167)	¥ (257,953)
Provision for credit losses	(1,039,367)	(29,272)	(255,105)	(37,961)
Write-off	48,908	252,508		37,757
Bought out by certain non-bank financing institutions without recourse		845,305		85,560
Payments from the borrowers or other recoveries	62,053	8,003	¥ 146,789	¥ 105,263
Ending balance of the period	(2,190,575)	(1,182,609)
ASU 2016-13 | Restatement Adjustment
Financing Receivable, Credit Quality Indicator [Line Items]
Changes on initial application of ASU 2016-13	(172,843)
Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		(2,190,575)
Changes on initial application of ASU 2016-13	404,174	179,947
Additions		(68,578)
Provision for credit losses		(29,272)
Write-off		252,508
Bought out by certain non-bank financing institutions without recourse		845,305
Payments from the borrowers or other recoveries		8,003
Ending balance of the period	(2,190,575)	(1,182,609)
Normal | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		(98,314)
Additions		(68,578)
Provision for credit losses		(83,435)
Write-off		145,194
Bought out by certain non-bank financing institutions without recourse		15
Payments from the borrowers or other recoveries		8,003
Ending balance of the period	(98,314)	(11,787)
Normal | Loan recognized as a result of payment under the guarantee | Transfer from Normal to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		74,656
Normal | Loan recognized as a result of payment under the guarantee | Transfer from Normal to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		13,412
Normal | Loan recognized as a result of payment under the guarantee | Transfer from Attention to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		(1,464)
Normal | Loan recognized as a result of payment under the guarantee | Transfer from Secondary to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		(1,276)
Attention | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		(164,793)
Provision for credit losses		(39,661)
Write-off		2,355
Bought out by certain non-bank financing institutions without recourse		9,184
Ending balance of the period	(164,793)	(149,220)
Attention | Loan recognized as a result of payment under the guarantee | Transfer from Normal to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		(74,656)
Attention | Loan recognized as a result of payment under the guarantee | Transfer from Attention to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		152,241
Attention | Loan recognized as a result of payment under the guarantee | Transfer from Attention to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		1,464
Attention | Loan recognized as a result of payment under the guarantee | Transfer from Secondary to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		(35,354)
Secondary | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		(1,927,468)
Provision for credit losses		93,824
Write-off		104,959
Bought out by certain non-bank financing institutions without recourse		836,106
Ending balance of the period	¥ (1,927,468)	(1,021,602)
Secondary | Loan recognized as a result of payment under the guarantee | Transfer from Normal to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		(13,412)
Secondary | Loan recognized as a result of payment under the guarantee | Transfer from Attention to Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		(152,241)
Secondary | Loan recognized as a result of payment under the guarantee | Transfer from Secondary to Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		35,354
Secondary | Loan recognized as a result of payment under the guarantee | Transfer from Secondary to Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Transfer		¥ 1,276